BANK LOANS (Tables)	12 Months Ended
Mar. 31, 2025
Debt Disclosure [Abstract]
SCHEDULE OF BANK LOANS

The bank loans consisted of the following at March 31, 2025:

Bank Name	Principal Amount	Amount – HKD	Amount – USD	Issuance Date	Expiration Date	Interest
Standard Chartered Bank (Hong Kong) Limited	HKD4,574,286	3,984,348	510,814	2022-09-08	2033-09-08	Hong Kong Prime Rate – 2.5%
Standard Chartered Bank (Hong Kong) Limited	HKD3,841,452	3,430,440	439,800	2022-12-06	2033-12-06	Hong Kong Prime Rate – 2.5%
Total		7,414,788	950,614

The bank loans consisted of the following at March 31, 2024:

Bank Name	Principal Amount	Amount – HKD	Amount – USD	Issuance Date	Expiration Date	Interest
Standard Chartered Bank (Hong Kong) Limited	HKD4,574,286	4,382,744	561,890	2022-09-08	2033-09-08	Hong Kong Prime Rate – 2.5%
Standard Chartered Bank (Hong Kong) Limited	HKD3,841,452	3,761,388	482,229	2022-12-06	2033-12-06	Hong Kong Prime Rate – 2.5%
Total		8,144,132	1,044,119

SCHEDULE OF MATURITIES OF BANK BORROWING

The following are the maturities of the above borrowings, which include principal of bank borrowing as of March 31, 2025:

Amount
USD
Years ending March 31,
2026	98,201
2027	101,186
2028	104,261
2029	107,430
2030 and thereafter	539,536
Total Bank Borrowings	950,614